INCOME TAXES	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9:INCOME TAXES

The Company had a tax expenses of $2,225 and tax benefit of $1,341 for the six months ended June 30, 2021 and 2020, respectively. The variations in the tax expenses (benefit) between the periods are significantly impacted by an internal restructuring of group entities, completed during the second quarter of 2020, which enabled the company to more efficiently utilize its tax attributes. The remainder of the change is due to a different mix of taxable income and loss between the different jurisdictions.